Options (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Fair Value of Stock Options

The following table summarizes the assumptions used to estimate the fair value of the stock options granted during 2018:

2018
Expected Volatility	37%-39%
Risk Free Interest Rate	2.84%
Expected life of warrants	5 - 5.5

Schedule of Stock Option Activity

The following Table represents option activity for the period ending December 31, 2018 and 2017:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding - December 31, 2017	-	$-
Exercisable - December 31,2017	-	$-		$-
Granted	6,240,000	$1.17
Exercised	-
Outstanding - December 31, 2018	6,240,000	$1.17	9.86
Exercisable - December 31, 2018	3,120,000	$0.33	9.86	$5,210,400